Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
11.	SHARE-BASED PAYMENTS

A summary of the movements in the number of share options held by employees and key management personnel of the Group which were granted in respect of their services rendered to the Group is as follows:

	For the six months ended June 30, 2024
	Weighted average exercise price US$ per share	Number of options
	(Unaudited)	(Unaudited)
At January 1	0.0001	2,879,571
Exercised during the period	0.0001	(1,335,873)
Forfeited during the period	0.0001	(553,011)

At June 30	0.0001	990,687

The range of exercise prices and the remaining contractual life of the MoneyHero Share Options held by employees and key management personnel of the Group outstanding as at the end of the reporting period are as follows:

	Remaining contractual life (years)	Range of exercise prices US$ per share	Number of Share Options
	(Unaudited)	(Unaudited)	(Unaudited)
June 30, 2024	2.25 to 2.50	0.0001	990,687

26.	SHARE-BASED PAYMENTS

Equity-settled share-based payment transactions - 2015 share option scheme

During the year ended December 31, 2015, the Board of Directors of the Company approved the 2015 Equity Plan, which is administrated by the Board of Directors. The Company operates the share option scheme primarily for the purpose of providing incentives and rewards to eligible participants (including key management and other employees of the Group) who contribute to the long-term growth and profitability of the Group. Eligible participants of the share option scheme are granted options to subscribe for ordinary shares of the Company (the “Old Share Options”). The Old Share Options granted typically have a term of ten years and vest over one to five years based on continued services. Certain of the Old Share Options have market conditions which are taken into account in the determination of the fair value of such options as at the date of grant. Any unvested Old Share Options will vest in full and be cashed out at an amount according to the terms set out in the grant letters upon the occurrence of certain triggering events which the Company considered not probable.

Old Share options do not confer rights on the holders to dividends or to vote at shareholders’ meetings.

A summary of the movements in the number of Old Share Options held by key management personnel of the Group which were granted in respect of their services rendered to the Group during the year ended December 31, 2022 was as follows:

	2022
	Weighted
	average
	exercise price	Number
	US$ per share	of options
At January 1	86.44	144,797
Cancelled during the year	86.44	(144,797)

At December 31	-	-

During the year ended December 31, 2022, all the outstanding Old Share Options were cancelled and the 2015 share option scheme was terminated for no consideration. As a result, the total amount of unrecognized share-based compensation expense related to the Old Share Options of US$6,023,000 was immediately recognized in employee benefit expenses upon the cancellation of the awards.

Equity-settled share-based payment transactions - share option scheme - 2022 Equity Plan and MoneyHero Equity Plan

On December 16, 2022, the Board of Directors of the Company approved the 2022 Equity Plan, which is administrated by the Board of Directors. The Company operates the share option scheme primarily for the purpose of providing incentives and rewards to eligible participants (including key management and other employees of the Group) who contribute to the long-term growth and profitability of the Group. Eligible participants of the share option scheme are granted options to subscribe for ordinary shares of the Company (the “2022 Share Options”). The 2022 Share Options granted typically have a term of ten years and vest over 45 to 48 months based on continued services. Certain of the 2022 Share Options have other vesting conditions relating to the performance of the Group which are non-market performance vesting conditions and are included in the assumptions about the number of equity instruments that are expected to vest. Upon the occurrence of certain triggering events, 50% of the unvested 2022 Share Options will vest, and the remaining 50% will vest on the first anniversary of such event, with certain conditions such as the participants’ continued employment with the Group. Upon the occurrence of such event, the Board of Directors may (in its sole discretion), with respect to any or all of the 2022 Share Options that are outstanding and vested at such time, take certain actions including, and depending on the conditions, (a) to provide for the assumption, substitution or continuation of such vested 2022 Share Options or the adjustment of performance criteria or acceleration of vesting; (b) to cash out the excess of fair market value of the share of the Company to be awarded over the exercise price of the 2022 Share Options; (c) to unilaterally terminate all or any portion of such vested 2022 Share Options for no consideration if the exercise price of the 2022 Share Options equals to or exceeds the fair market value of the share of the Company; or (d) to convert into equity securities of the listing vehicle in applicable cases.

2022 Share Options do not confer rights on the holders to dividends or to vote at shareholders’ meetings.

Following the consummation of the Capital Reorganization (note 1), all outstanding share options under the 2022 Equity Plan were replaced by share options issued under the Company’s new equity plan (the “MoneyHero Share Options” issued under “MoneyHero Equity Plan”). There was no incremental fair value in addition to the original grant-date fair value of original 2022 Share Options to be recognized.

A summary of the movements in the number of share options under the 2022 Equity Plan, which was subsequently replaced by the MoneyHero Share Options, held by employees and key management personnel of the Group which were granted in respect of their services rendered to the Group is as follows:

	2023
	Weighted
	average
	exercise price	Number
	US$ per share	of options
At January 1,	-	-
Granted during the year	0.0001	3,188,929
Cancelled during the year	0.0001	(75,431)
Forfeited during the year	0.0001	(233,927)

At December 31,	0.0001	2,879,571

The range of exercise prices and the remaining contractual life of the MoneyHero Share Options held by employees and key management personnel of the Group outstanding as at the end of the reporting period are as follows:

	Remaining contractual life (years)	Range of exercise prices US$ per share	Number of Share Options

2023	2.75 – 3.00	0.0001	2,879,571

The fair values of 2022 Share Options granted during the year ended December 31, 2023 before the Capital Reorganization were estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

Dividend yield (%)	-
Risk-free interest rate (%)	3.49 - 3.87
Exit rate (%)	25
Exercise multiples (%)	220 - 280
Volatility (%)	60 - 62
Expected life of options (years)	10
Fair value of underlying Ordinary Share (US$ per share)	0.43 - 1.82

The Group estimated the expected volatility based on the historical volatility of similar companies that are publicly-traded given the Company has been a private company that lacks information on share price volatility before the Capital Reorganization. The Company selected companies with similar characteristics, including invested capital’s value, business model, risk profiles, position within the industry, and with historical share price information sufficient to meet the contractual lives of the Company’s options. Further, the expected dividend yield was determined to be 0% since the Company had not historically declared or paid dividends nor does it plan to do so in the foreseeable future. The Company also estimated the risk-free interest rates based the yield of U.S. Treasury Strips with maturity life equal to the contractual lives of the options of 10 years. The estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party appraiser.

Equity-settled Transactions – Others

On October 14, 2022, the Company allotted and issued 632,528 Class B Ordinary Shares of US$0.0001 each for non-cash consideration as the compensation to a company controlled by a shareholder of the Company for its assistance as the lead subscriber for the structuring of loan note purchase (see note 21) and other arrangements. The Company measured the fair value of services received indirectly with reference to the fair value of the equity instruments granted as consideration for the services. The fair value of the non-cash consideration of US$882,115 was charged to profit or loss for the year ended December 31, 2022.

The Company has used the market approach to determine the underlying equity value of the Company and thus the fair value of Class B Ordinary Shares. The significant assumptions used in this analysis include, but are not limited to, the derived multiples from comparable companies and other market data. The selection of comparable businesses is based on similar characteristics of the business in which the reporting unit operates giving consideration to risk profiles, size, geography, and diversity of products and services.

On November 6, 2023, the Company allotted and issued 325,000 Class A Ordinary Shares of the Company of US$0.0001 each for the settlement to a third party for its professional services rendered. The Company measured the fair value of services received at the market price of the services, which was $500,000 and charged to profit or loss for the year ended December 31, 2023 (see Note 25(d)).